FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Sensitivity Analysis (Details) - Currency Rate Sensitivity [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Devaluation at 5% in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ 33,061	S/ 10,962
Sensitivity analysis, change in other comprehensive income	S/ 35,941	43,377
Devaluation at 10% in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ 63,117	20,928
Sensitivity analysis, change in other comprehensive income	S/ 68,615	82,812
Revaluation at 5% in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ (36,542)	(12,116)
Sensitivity analysis, change in other comprehensive income	S/ (39,725)	(47,944)
Revaluation at 10% in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ (77,143)	(25,579)
Sensitivity analysis, change in other comprehensive income	S/ (83,863)	(101,214)
Devaluation at 5% in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ 45,842	40,969
Devaluation at 10% in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ 87,516	78,214
Revaluation at 5% in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ (50,667)	(45,282)
Revaluation at 10% in Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ (106,964)	(95,595)
Devaluation at 5% in Colombian Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ 42,919	45,804
Devaluation at 10% in Colombian Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ 81,936	87,444
Revaluation at 5% in Colombian Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ (47,437)	(50,626)
Revaluation at 10% in Colombian Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ (100,144)	(106,876)
Devaluation at 5% in Chilean Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ 20,272	18,136
Devaluation at 10% in Chilean Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ 38,702	34,624
Revaluation at 5% in Chilean Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ (22,406)	(20,046)
Revaluation at 10% in Chilean Peso [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ (47,302)	S/ (42,318)